Thornburg Intermediate Municipal Fund

Fund facts. . . as of 9/30/98

                            Thornburg           Thornburg           Thornburg
                          Intermediate        Intermediate        Intermediate
                          Municipal Fund     Municipal Fund      Municipal Fund
                             A Shares            C Shares            I Shares
SEC Yield                      3.62%            3.34%              4.06%
Taxable Equiv. Yields          5.99%            5.53%              6.72%
NAV                            $13.76           $13.77             $13.74
Max. Offering Price            $14.26           $13.77             $13.74


Total returns. . . as of 9/30/98
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                       3.32%             6.57%             7.41%
Five Year                      4.88%             N/A               N/A
Since Inception                6.90%             6.31%             7.91%
Inception Date               (7/22/91)          (9/1/94)          (7/5/96)

Taxable equivalent yields assume a 39.6% marginal federal tax rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 3.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
November 6, 1998


Dear Shareholder,
We are pleased to present the Annual Report for the National Portfolio of Thornburg Intermediate Municipal Fund for the fiscal year ending September 30, 1998. The net asset value of the A shares increased 30 cents per share to $13.76 during the year. If you were with us for the entire period, you received dividends of 63.0 cents per share. If you reinvested your dividends, you received 64.4 cents per share. Investors who owned C Shares received dividends of 57.6 and 58.7 cents per share, respectively. Your Thornburg Intermediate Municipal Fund portfolio currently holds over 400 municipal obligations from 48 states and 2 U.S. Territories. Approximately 83% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 8.4 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

                            % of portfolio          Cumulative %
                            maturing within         maturing by end of

                             2 years = 6%            year 2 = 6%
                        2 to 4 years = 11%           year 4 = 17%
                        4 to 6 years = 15%           year 6 = 32%
                        6 to 8 years = 20%           year 8 = 52%
                       8 to 10 years = 14%          year 10 = 66%
                      10 to 12 years = 11%          year 12 = 77%
                      12 to 14 years = 9%           year 14 = 86%
                      14 to 16 years = 7%           year 16 = 93%
                      16 to 18 years = 6%           year 18 = 99%
                       Over 18 years = 1%


Over the last year your average portfolio maturity has increased slightly. The passage of time shortened the maturities of the bonds we owned at the beginning of the year. Until mid-summer, we directed portfolio cash flow and new money into the longer half of your bond ladder, taking advantage of the plentiful supply and good selection of new municipal bonds coming to market this year. Today, we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will slightly extend the average portfolio maturity. This would permit us to increase our dividend yields if higher yields are available. For the past 4 years Americans have been net sellers of municipal and government bonds. Investment dollars have flowed instead to equities, money market investments, and (until recently) overseas opportunities. A combination of sharp volatility in equity markets worldwide and deflationary winds blowing from Asia may be rekindling the appetite of U.S. investors for bond investing, although the money flows to the U.S. bond market are not yet significant from domestic investors. If the Federal Reserve cuts short term interest rates again in the coming months, some of the money now flowing into money market funds may begin to move to intermediate and longer maturity bonds. Assets of these money market funds* now total over $1.3 trillion! As the accompanying graph shows, long term interest rates dropped considerably in the last year in anticipation of an economic slowdown and an expected drop in short term interest rates. Since September 30, short maturity interest rates have fallen further, while very long maturity rates have increased slightly. Any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. But tax receipts are beginning to slow down, and government spending is accelerating. Taken as a whole, U.S. cities continue to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news, but there is one possible cloud: if the U.S. economy slows as state and local government spending accelerates, some entities will not manage the transition smoothly. If the current strength of the U.S. economy persists, we expect long maturity interest rates to increase in 1999. If our economy slows, short maturity bond rates and money market interest rates will quickly drop. We believe the U.S. economy will not go down without a fight. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5 star overall rating* for risk adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Intermediate Municipal Fund. Sincerely,

Brian J. McMahon        George T. Strickland
Portfolio Manager       Portfolio Manager

*Money market funds strive to keep a stable net asset value. The net asset value of the fund can and does fluctuate.
**Morningstar proprietary rating reflects historical risk adjusted performances as of 9/30/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THIMX is ranked 4 stars for the 3 year period and 5-stars for the 5 year period. At 9/30/98, there were 1581 bond funds with 3-year ratings and 943 with 5-year ratings in Morningstar's Municipal National Intermediate category. Past performance cannot guarantee future results.

Statement of assets and liabilities
Thornburg Intermediate Municipal Fund
September 30, 1998\
ASSETS

Investments at value (cost $405,866,481)                        $ 432,027,326
Cash                                                                  474,940
Receivable for fund shares sold                                       490,137
Interest receivable                                                 6,460,532
Prepaid expenses and other assets                                      37,694
Total Assets                                                      439,490,629


LIABILITIES

Payable for investments purchased                                  26,366,517
Payable for fund shares redeemed                                    2,670,547
Accounts payable and accrued expenses                                 292,530
Payable to investment advisor                                         199,344
Dividends payable                                                     541,734
Total Liabilities                                                  30,070,672

NET ASSETS                                                      $ 409,419,957

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($368,107,738
applicable to 26,759,376 shares of beneficial interest outstandi$       13.76

Maximum sales charge, 3.50 % of offering
price (3.63% of net asset value per share)                               0.50
Maximum Offering Price Per Share                                $       14.26

Class C Shares:
Net asset value and offering price per share * ($20,851,620)
applicable to 1,513,899 shares of beneficial interest outstandin$       13.77

Class I Shares:
Net asset value, offering and redemption price per share
($20,460,599 applicable to 1,489,498 shares of beneficial intere$       13.74

See notes to financial statements.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of operations
Thornburg Intermediate Municipal Fund
Year Ended September 30, 1998
INVESTMENT INCOME:
Interest income (net of premium amortized of $1,218,659)  $20,934,265

EXPENSES:

Investment advisory fees (Note 4)                           1,855,808
Administration fees (Note 4)
Class A Shares                                                421,366
Class C Shares                                                 19,241
Class I Shares                                                  9,338
Distribution and service fees (Note 4)
Class A Shares                                                802,947
Class C Shares                                                153,920
Transfer agent fees                                           210,523
Custodian fees                                                254,300
Registration and filing fees                                   88,406
Professional fees                                              48,935
Accounting fees                                                39,514
Trustee fees                                                    4,840
Other expenses                                                 31,565

Total Expenses                                              3,940,703

Less:
Expenses reimbursed by investment advisor (Note 4)           (240,935)

Net Expenses                                                3,699,768

Net Investment Income                                      17,234,497

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 6)
Net realized gain (loss) on investments sold                   (6,912)
Increase in unrealized appreciation of investments          8,357,549

Net realized and unrealized Gain on Investments             8,350,637

Net Increase in Net Assets Resulting From Operations      $25,585,134

See notes to financial statements.


Statement of changes in net assets
Thornburg Intermediate Municipal Fund
                                                Year Ended           Year Ended
                                              Sept 30, 1998       Sept 30, 1997

INCREASE (DECREASE) IN
NET ASSETS FROM:


OPERATIONS:
Net investment income                           $    17,234,497   $ 13,785,181
Net realized (loss) on investments sold                  (6,912)       (28,983)
Increase in unrealized appreciation of investment     8,357,549      5,148,693

Net Increase in Assets Resulting From Operations     25,585,134     18,904,891


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                      (15,657,563)   (13,081,853)
Class C Shares                                         (651,834)      (428,625)
Class I Shares                                         (925,101)      (274,703)


FUND SHARE TRANSACTIONS - (Note 5):
Class A Shares                                       51,262,140     58,470,208
Class C Shares                                        9,184,520      3,484,657
Class I Shares                                        3,422,817     15,723,400

Net Increase in Net Assets                           72,220,113     82,797,975


NET ASSETS:

Beginning of year                                   337,199,844    254,401,869

End of year                                $        409,419,957  $ 337,199,844

See notes to financial statements.


Notes to financial statements
Thornburg Intermediate Municipal Fund
September 30, 1998

Note 1 - Organization
Thornburg  Intermediate  Municipal  Fund (the "Fund"),  is a series of Thornburg
Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie National Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Fund (valued at $18,771,800) for the net assets of MacKenzie which aggregated $18,771,800, including $1,229,921 of unrealized appreciation. The combined net assets of the Fund immediately after the merger was $330,284,944.

Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 1998, the Adviser voluntarily waived certain operating expenses amounting to $240,935. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the year ended September 30, 1998, the Distributor earned commissions aggregating $82,740 from the sale of Class A shares and collected contingent deferred sales charges aggregating $4,268 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 1998, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  5 - Shares of Beneficial Interest
At September 30, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $386,791,328. Transactions in shares of beneficial interest were as follows:

                             Yr Ended Sept 30, 1998      Yr Ended Sept 30, 1997
Class A Shares                 Shares       Amount      Shares      Amount
Shares sold                  7,385,323 $100,141,305    5,286,812 $ 70,614,800
Shares issued to shareholders in
reinvestment of distributi     720,408    9,776,852      587,219    7,823,262
Shares issued in merger            -0-          -0-    1,399,836   18,771,800
Shares repurchased          (4,320,609) (58,656,017)  (2,909,821) (38,739,654)

Net Increase                 3,785,122  $51,262,140    4,364,046 $ 58,470,208

Class C Shares
Shares sold                    856,554  $11,633,499      463,652 $  6,137,464
Shares issued to shareholders
in reinvestment of distrib      39,904      542,272       25,749      343,527
Shares repurchased            (220,287)  (2,991,251)    (224,491)  (2,996,334)

Net Increase                   676,171 $  9,184,520      264,910 $  3,484,657

Class I Shares
Shares sold                    512,235 $  6,945,507    1,633,003 $ 21,682,243
Shares issued to shareholders in
reinvestment of distributi      15,799      194,177        5,832       77,734
Shares repurchased            (274,398)  (3,716,867)    (455,038)  (6,036,577)

Net Increase                   253,636 $  3,422,817    1,183,797 $ 15,723,400

Note 6 - Securities Transactions
For the year ended September 30, 1998, the Fund had purchase and sale transactions (excluding short-term securities) of $148,761,931 and $61,409,113, respectively. At September 30, 1998, net unrealized appreciation of investments was $26,160,845 resulting from $26,982,847 gross unrealized appreciation and $822,002 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at September 30, 1998, aggregated $3,532,216. For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,430,348 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $1,201,221, September 30, 2003 - $2,097,003, September 30, 2005 - $70,912 and
September 30, 2006 - $61,212.

Financial highlights
Thornburg Intermediate Municipal Fund
Per share operating performance (for a share outstanding throughout the year)

                                                 Year Ended September 30,
                                        1998      1997      1996      1995      1994

Class A Shares:
Net asset value, beginning of year $   13.46 $   13.23 $   13.18 $   12.73 $   13.47

Income from investment operations:
Net investment income                   0.63      0.66      0.68      0.68      0.67
Net realized and unrealized
gain (loss) on investments              0.30      0.23      0.05      0.45     (0.72)

Total from investment operations        0.93      0.89      0.73      1.13     (0.05)
Less dividends from:
Net investment income                  (0.63)    (0.66)    (0.68)    (0.68)    (0.67)
Realized capital gains                  0.00      0.00      0.00      0.00     (0.02)

Change in net asset value               0.30      0.23      0.05      0.45     (0.74)

Net asset value, end of year       $   13.76 $   13.46 $   13.23 $   13.18 $   12.73

Total return (a)                        7.08%     6.90%     5.64%     9.16%    (0.38)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   4.65%     4.96%     5.12%     5.31%     5.23%
Expenses, after expense reductions      1.00%     1.00%     1.00%     1.00%     0.95%
Expenses, before expense reductions     1.04%     1.05%     1.09%     1.08%     1.05%

Portfolio turnover rate                16.29%    15.36%    12.64%    32.20%    27.37%

Net assets at end of year (000)    $ 368,108 $ 309,293 $ 246,128 $ 227,881 $ 207,718


(a) Sales loads are not reflected in computing total return which is not annualized for periods less than one year. Note: From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets


                                                                    Period from Sept. 1 (a) -
                                                                         September 30,
                                           Year Ended September 30,
                                        1998      1997      1996      1995      1994

Class C Shares:
Net asset value, beginning of year $   13.48 $   13.24 $   13.20 $   12.73 $   12.91

Income from investment operations:
Net investment income                   0.58      0.61      0.63      0.60      0.05
Net realized and unrealized
gain (loss) on investments              0.29      0.24      0.04      0.47     (0.18)

Total from investment operations        0.87      0.85      0.67      1.07     (0.13)
Less dividends from:
Net investment income                  (0.58)    (0.61)    (0.63)    (0.60)    (0.05)

Change in net asset value               0.29      0.24      0.04      0.47     (0.18)

Net asset value, end of year       $   13.77 $   13.48 $   13.24 $   13.20 $   12.73

Total return (b)                        6.57%     6.55%     5.14%     8.60%    (0.97)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   4.23%     4.55%     4.73%     4.62%     4.51%(c)
Expenses, after expense reductions      1.40%     1.40%     1.40%     1.66%     1.76%(c)
Expenses, before expense reductions     1.93%     1.99%     1.97%     2.35%     1.76%(c)

Portfolio turnover rate                16.29%    15.36%    12.64%    32.20%    27.37%

Net assets at end of year (000)   $   20,852  $  11,292   $ 7,586  $ 4,001   $ 139

(a)  Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.


                                             Year Ended September 30
                                            1998         1997         1996 *

Class I Shares:
Net asset value, beginning of year      $  13.44       $  13.23     $ 13.00

Income from investment operations:
         Net investment income              0.67           0.70       0.17
         Net realized and unrealized
         gain on investments                0.30           0.21       0.23

Total from investment operations            0.97           0.91       0.40
Less dividends from:
         Net investment income             (0.67)         (0.70)     (0.17)

Change in net asset value                   0.30           0.21       0.23

Net asset value, end of year          $    13.74       $  13.44    $ 13.23

Total return (a)                            7.41%          7.07%      3.11%

Ratios/Supplemental Data Ratios to average net asset:
     Net investment income                4.95%         5.16%         5.49%(b)
     Expenses, after expense reductions   0.69%         0.69%         0.70%(b)
     Expenses, before expense reductions  0.79%         1.24%         6.10%(b)

Portfolio turnover rate                   16.29%       15.36%         12.64%

Net assets at end of year (000)     $   20,461      $  16,615     $   689

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.

Schedule of Investments
Thornburg Intermediate Municipal Fund
September 30, 1998 CUSIPS: Class A - 885-215-202, Class C - 885-215-780, Class I
- 885-215-673 NASDAQ Symbols:  Class A - THIMX, Class C - THMCX, Class I - THMIX
Alabama (2.00%)
1,530,000     Alabama A & M University Housing & General Fee Revenue  Aaa/AAA        $1,697,199
              Series 1992, 6.20% due 11/1/05 (Living and Learning
              Center Project; Insured: MBIA)
250,000       Alabama Municipal Electric Authority Power Supply        Aaa/AAA          271,750
              System Series 1991-A, 6.50% due 9/1/05 (Insured: MBIA)
400,000       Alabama Private Colleges & Unified Tuskegee University   NR/AA            432,040
              Project Series A, 5.40% due 9/1/06
500,000       Alabama State Docks Revenue, 6.00% due 10/1/08           Aaa/AAA          574,655
              (Insured: MBIA)
300,000       Birmingham Alabama South Med Clinic Sr Vincents          NR/NR            314,787
              Hospital, 6.30% due 11/1/03
1,060,000     Mobile Refunding and Improvement Warrants, 0% due        Aaa/AAA          565,001
              2/15/12
1,505,000     Mobile Refunding and Improvement Warrants, 0% due        Aaa/AAA          783,548
              8/15/12
935,000       Montgomery Alabama Special Care Facilities Series A,     Aaa/AAA          978,870
              5.10% due 5/1/10 (Baptist Med Center Project; Insured:
              AMBAC) (when issued)
1,030,000     Montgomery Alabama Special Care Facilities Series A,     Aaa/AAA          1,073,415
              5.25% due 5/1/12 (Baptist Med Center Project; Insured:
              AMBAC) (when issued)
750,000       Montgomery County Revenue, 7.00% due 4/1/07 (Human       NR/NR            821,760
              Resources Project)
920,000       Pell County Industrial Development Board Revenue         NR/NR            923,146
              Series 1989-A, 7.75% due 9/1/04 (Shelby Creek
              Fabricators Project; LOC: Southtrust Bank)
Alaska        (1.20%)
1,000,000     Alaska Industrial Development & Export Authority         A2/A-            1,035,920
              Series 1991-A, 7.30% due 4/1/06
845,000       Anchorage Electric Utility Revenue, 5.75% due 12/1/05    Aaa/AAA          922,165
              (Insured: MBIA)
1,500,000     North Slope Borough Alaska General Obligation Capital    Aaa/AAA          1,322,475
              Appreciation Series 1993-B, 0% due 1/1/02 (Insured:
              MBIA)
1,660,000     Seward Alaska Revenue, 7.375% due 10/1/07 (Alaska        NR/NR            1,793,265
              Sealife Center Project)
Arizona       (1.40%)
2,710,000     Arizona Municipal Finance Program, 8.70% due 8/1/05      Aaa/AAA          3,478,122
              (ETM)
585,000       Coconinos Yavapai School District Sedona, 5.40% due      NR/A-            613,864
              7/1/02
500,000       Maricopa County Unified School District 89, Dysart       Aaa/AAA          451,390
              School District General Obligation, 0% due 7/1/01
              (Insured: FGIC)
400,000       Tucson General Obligation Series D, 9.75% due 7/1/12     NR/AA            610,860
500,000       Tucson General Obligation Series D, 9.75% due 7/1/13     NR/AA            772,110
Arkansas      (0.30%)
1,335,000     Rogers Sales and Use Tax Revenue, 6.00% due 11/1/07      A1/AA            1,447,794
California    (12.10%)
725,000       Big Bear Area Regional Wastewater Refunding, 5.00% due   Aaa/AAA          777,033
              4/1/10 (Insured: AMBAC)
2,735,000     California Health Facilities Financing Insured Casa De   NR/A+            2,932,275
              Las Campras A, 5.50% due 8/1/11
705,000       California Health Facilities Financing Insured Health    NR/A+            727,222
              Facility Sacramento Med A, 5.30% due 5/1/15
500,000       California Health Facilities Financing Authority,        NR/A-            535,050
              5.625% due 5/15/08
675,000       California Housing Finance Authority Revenue Series      Aa/AA-           708,973
              1985-B, 9.875% due 2/1/17
1,000,000     California Statewide Community Development Authority     NR/A+            1,117,250
              Series 1996-A, 6.00% due 9/1/05 (San Gabriel Medical
              Center Project; Insured: California Health)
4,500,000     California Statewide Community Development Authority     Aaa/AAA          4,877,145
              Certificate of Participation, 5.50% due 10/1/07
              (Unihealth America Project; Insured: AMBAC)
3,340,000     California Statewide Community Development Authority     NR/A+            3,637,661
              Certificate of Participation, 5.90% due 4/1/09
1,740,000     Escondido Joint Powers Financing Authority Lease         Aaa/AAA          1,175,561
              Revenue, 0% due 9/1/07 (Center for the Arts Project;
              Insured: AMBAC)
1,000,000     Fremont Multi Family Housing Revenue Series A, 5.40%     NR/AAA           1,060,200
              due 1/1/26 put 1/1/06 (Durham Greens Project; Insured:
              FNMA)
8,095,000     Glendale Hospital Revenue Refunding Revenue, 7.75% due   NR/A             9,840,039
              1/1/09 (Verdugo Hills Project; Insured: Industrial
              Indemnity)
500,000       Irwindale Community Redevelopment Agency, 6.60% due      Baa3/NR          584,040
              8/1/18
500,000       Los Angeles Water and Power, 9.00% due 9/1/04            Aa3/A+           623,690
160,000       Orange County California Prerefunded Refunding           Aaa/AAA          171,047
              Recovery A, 5.20% due 6/1/03
190,000       Orange County California Unrefunded Bal Refunding        Aaa/AAA          202,781
              Recovery A, 5.20% due 6/1/03
100,000       Orange County Local Transportation Authority Sales Tax   Aa/AA+           104,516
              Revenue, 5.50% due 2/15/01
1,190,000     Orange County Refunding Recovery, 6.50% due 6/1/04       Aaa/AAA          1,356,969
              (Insured: MBIA)
2,280,000     Orange County Refunding Recovery, 6.50% due 6/1/05       Aaa/AAA          2,638,074
              (Insured: MBIA)
2,850,000     Orange County Special Financing Authority Teeter Plan    A2/A-            3,039,097
              Revenue Series E, 6.35% due 11/1/14 put 11/1/01 (LOC:
              Industrial Bank of Japan)
1,500,000     Sacramento California Municipal Utility District         Aaa/AAA          1,732,500
              Electric Revenue, 6.67% (variable rate) due 11/15/06
              (Insured: FSA)
500,000       San Diego County Water Authority Revenue & Refunding     Aaa/AAA          616,875
              Series 1993-A, 7.447% (variable rate) due 4/25/07
              (Insured: FGIC)
1,925,000     San Diego Water Revenue Certificate of Participation,    Aa3/AA-          2,094,438
              6.25% due 5/1/04
380,000       San Francisco Downtown Parking Corporation Series        A/NR             384,040
              1993, 5.55% due 4/1/99
405,000       San Francisco Downtown Parking Corporation Series        A/NR             416,437
              1993, 5.70% due 4/1/00
425,000       San Francisco Downtown Parking Corporation Series        A/NR             444,788
              1993, 5.85% due 4/1/01
145,000       San Marcos Certificate of Participation Series C, 0%     NR/AAA           109,548
              due 8/15/05 (ETM)
740,000       San Marcos Certificate of Participation Series D, 0%     NR/AAA           557,997
              due 9/2/05 (ETM)
5,935,000     Santa Clara County California Financing Authority        Aaa/AAA          5,976,486
              Multiple Facilities Pjs Series B, 5.25% due 5/15/16
              (when issued)
1,000,000     Southern California Public Power Transmission Project    Aa/A             472,960
              Revenue, 0% due 7/1/14
1,000,000     Stanton Multi Family Housing Revenue Bond Series 1997,   NR/AAA           1,069,880
              5.62% due 8/1/29 (Continental Gardens Project;
              Insured: FNMA)
700,000       Sulphur Springs School District General Obligation       NR/A             764,029
              Series B, 5.60% due 3/1/04
800,000       Sulphur Springs School District General Obligation       NR/A             885,840
              Series B, 5.70% due 3/1/05
450,000       Sunline Transit Agency Certificate of Participation      A/NR             486,256
              Series A, 5.625% due 7/1/04
215,000       Sunline Transit Agency Certificate of Participation      A/NR             236,754
              Series A, 5.75% due 7/1/05
Colorado      (2.30%)
100,000       Arvada Company Industrial Development Revenue, 5.25%     NR/NR            104,964
              due 12/1/07 (Wanco Incorporated Project; LOC: U.S.
              Bank, N.A.)
450,000       Arvada Company Industrial Development Revenue, 5.60%     NR/NR            462,632
              due 12/1/12 (Wanco Incorporated Project; LOC: U.S.
              Bank, N.A.)
500,000       Colorado Health Facilities Auth. Retirement Revenue,     NR/AAA           164,750
              0% due 7/15/20
500,000       Colorado Health Facilities Authority Revenue Refunding   Baa1/NR          508,760
              National Benevolent Association Series B, 5.10% due
              2/1/12
530,000       Colorado Student Loan Revenue Series 1992-B, 6.55% due   A/NR             560,321
              12/1/02
960,000       Colorado Student Obligation Bond Authority Student       A/NR             1,009,517
              Loan Revenue Series B, 5.90% due 9/1/02
2,000,000     Dawson Ridge Met District 1, 0% due 10/1/22              Aaa/NR           572,500
2,830,000     Larimer County General Obligation, 8.45% due 12/15/05    A2/NR            3,588,440
              (Poudre School District R1 Project)
2,500,000     Mesa Valley School District Certificate of               Aaa/AAA          2,745,600
              Participation Series B, 6.875% due 12/1/05 (Insured:
              FSA)
265,000       Thornton County Single Family Mortgage Revenue Series    A/NR             284,390
              1992-A, 8.05% due 8/1/09
Connecticut   (1.00%)
3,000,000     Bristol Resource Recovery Facility Operating Committee   A2/NR            3,204,030
              - Solid Waste Revenue Refunding Series 1995, 6.125%
              due 7/1/03 (Ogden Martin at Bristol Project)
120,000       New Britain Senior Citizen Housing Development           NR/AAA           127,256
              Mortgage Revenue Refunding Series A, 6.50% due 7/1/02
              (Nathan Hale Apartments Project; Insured: FHA)
500,000       Stratford General Obligation Series 1992, 7.15% due      NR/NR            548,910
              3/1/03
500,000       Stratford General Obligation Series 1992, 7.20% due      NR/NR            549,460
              3/1/04
Delaware      (0.80%)
3,235,000     Delaware Transportation Authority System Revenue,        A1/AA            3,512,628
              6.25% due 7/1/04
District of   (1.20%)
Columbia
1,000,000     District of Columbia Certificate of Participation        NR/BB-           1,086,370
              Series 1993, 7.30% due 1/1/13
125,000       District of Columbia HFA Mortgage Revenue Refunding,     Aaa/AAA          128,538
              6.00% due 7/1/02 (Insured: MBIA)
1,295,000     District of Columbia Hospital Revenue (Medlantic         Aaa/AAA          1,424,370
              Healthcare Group) Series 1997-A, 6.00% due 8/15/04
              (Insured: MBIA)
1,000,000     District of Columbia Hospital Revenue (Medlantic         Aaa/AAA          1,108,980
              Healthcare Group) Series 1997-A, 6.00% due 8/15/05
              (Insured: MBIA)
75,000        District of Columbia Pre-refunded Series A, 5.75% due    Ba1/BB           80,635
              6/1/03
325,000       District of Columbia Revenue, 0% due 2/15/02 (Assoc.     NR/AA-           271,329
              of American Medical Colleges)
250,000       District of Columbia Revenue, 0% due 2/15/04 (Assoc.     NR/AA-           186,565
              of American Medical Colleges)
925,000       District of Colunbia Un-refunded Balance Refunding A,    Ba1/BB           981,138
              5.75% due 6/1/03
Florida       (5.30%)
1,495,000     Broward County Florida Housing Finance Authority         Aaa/NR           1,525,319
              Refunding Series A, 5.20% due 4/1/17 (Collateralized:
              FNMA/GNMA)
1,190,000     Broward County Florida Multi Family Housing, 5.40% due   NR/NR            1,252,344
              10/1/11 (Pembroke Park Apts Project; LOC: Florida
              Housing Finance Corp.)
240,000       Dade County Educational Facilities Revenue, 7.65% due    Aaa/AAA          258,828
              4/1/10 pre-refunded 4/1/00 @ 102 (University of Miami
              Project; Insured: MBIA)
1,000,000     Dade County General Obligation, 7.00% due 10/1/06        Aaa/AAA          1,202,960
              (Insured: AMBAC)
1,100,000     Duval County HFA Multi Family Housing Revenue Series     NR/A             1,148,257
              1996, 5.35% due 9/1/06 (St. Augustine Apartments
              Project)
150,000       Duval County HFA Single Family Housing Revenue Series    Aaa/NR           157,445
              94, 6.10% due 4/1/06 (GNMA Guaranteed)
150,000       Duval County HFA Single Family Housing Revenue Series    Aaa/NR           157,843
              94, 6.10% due 10/1/06 (GNMA Guaranteed)
2,320,000     Enterprise Community Development District Assessment     Aaa/AAA          2,551,606
              Bonds, 6.00% due 5/1/10 (Insured: MBIA)
500,000       Florida Housing Finance Agency Multi Family Housing      NR/AA            503,635
              Revenue Series 1983-G, 5.35% due 12/1/05  mandatory
              put 6/1/00 (Insured: Connecticut General)
250,000       Florida Housing Finance Authority Multi Family Housing   NR/AA-           255,243
              Revenue, 5.10% due 4/1/13  put 4/1/02 (Park Colony
              Project; LOC: Mellon Bank)
110,000       Florida State Board of Education Cap Outlay, 9.125%      Aaa/AAA          158,758
              due 6/1/14
690,000       Florida State Board of Education Cap Outlay, 9.125%      Aa2/AA+          1,007,869
              due 6/1/14
370,000       Halifax Hospital Med Center Health Care Facilities       NR/A             378,810
              Revenue Series A, 5.00% due 4/1/11 (Insured: ACA)
750,000       Halifax Hospital Med Center Health Care Facilities       NR/A             760,402
              Revenue Series A, 5.00% due 4/1/12 (Insured: ACA)
320,000       Jacksonville Health Facilities Authority IDR, 7.55%      Baa1/NR          370,234
              due 12/1/07 (National Benevolent Association Project)
100,000       Lee County Hospital Board Director's Revenue Series A,   Aaa/AAA          104,837
              5.70% due 4/1/01 (Lee Memorial Hospital Project;
              Insured: MBIA)
2,515,000     Miami Dade County Special Obligation Subordinated        Aaa/AAA          1,303,323
              Series C, 0% due 10/1/12 (Insured: MBIA)
5,000,000     Miami Dade County Special Obligation Subordinated        Aaa/AAA          2,447,050
              Series 1997-C, 0% due 10/1/13 (Insured: MBIA)
500,000       Orlando & Orange County Expressway Revenue, 8.25% due    Aaa/AAA          705,115
              7/1/14 (Insured: FGIC)
150,000       Osceola County Health Facilities Revenue Series 1994,    Aaa/AAA          163,254
              5.75% due 5/1/04 (Evangelical Lutheran Good Samaritan
              Project; Insured: AMBAC)
2,000,000     Pasco County Housing Finance Authority MFHR, 5.50% due   NR/AA-           2,126,240
              6/1/27 put 6/1/08 (Cypress Trail Apartments  Project;
              Guaranty: Axa Reinsurance)
650,000       Pensacola Apartment Revenue Series A, 6.25% due 10/1/04  Aaa/AAA          728,097
1,810,000     Pinellas County Health Facilities Authority Series       Aaa/NR           1,858,906
              1994-A, 5.75% due 8/1/01 (Multi County Project;
              FNMA/GNMA Collateralized)
325,000       Seminole County School Board Certificate of              Aaa/AAA          343,726
              Participation, 5.35% due 7/1/02 (Insured: MBIA)
1,405,000     South Broward Hospital District Revenue, 7.50% due       Aaa/AAA          1,633,832
              5/1/08 (Insured: AMBAC)
Georgia       (1.30%)
250,000       Atlanta Georgia Urban Residential Housing Gnma Fulton    NR/AAA           262,320
              Cotton Mill, 5.35% due 5/20/07 (Fulton Cotton Mill
              Project; Guaranteed: FNMA)
1,800,000     George L Smith Georgia World Center Refunding, 6.00%     Aaa/AAA          1,939,932
              due 7/1/10  (when issued)
2,000,000     George L Smith Georgia World Center Refunding, 5.75%     Aaa/AAA          2,063,620
              due 7/1/15  (when issued)
250,000       Georgia Municipal Electric Authority Power Revenue       A3/A+            368,642
              Series Y, 10.00% due 1/1/10
1,500,000     Richmond County Development Authority Revenue, 0% due    Aaa/NR           453,510
              12/1/21
500,000       Savannah Recovery Development Authority Revenue, 5.95%   A1/A+            534,985
              due 12/1/02
Hawaii        (0.20%)
970,000       Hawaii Housing Finance Development Corporation Series    Aa1/AA           1,021,090
              B, 5.85% due 7/1/17
Idaho         (1.70%)
1,060,000     Boise City Idaho Industrial Development Corporation,     A1/NR            1,084,857
              5.05% due 12/15/06 (Western Trailer Company Project)
985,000       Boise City Idaho Industrial Development Corporation,     A1/NR            1,014,835
              5.40% due 12/15/09 (Western Trailer Company Project;
              LOC: First Security)
750,000       Idaho Health Facilities Authority Hospital Revenue       NR/BBB           750,915
              Idaho Elks Rehabilitation Hospital Project, 5.30% due
              7/15/18
1,000,000     Idaho Housing & Finance Association Single Family        Aaa/NR           1,039,130
              Housing Revenue Series I-2, 5.65% due 7/1/16
1,000,000     Idaho Housing & Finance Association Single Family        Aaa/NR           1,043,210
              Mortgage Revenue, 5.70% due 7/1/16
745,000       Idaho Housing Agency Single Family Mortgage Revenue      NR/AA            777,527
              Series C, 7.875% due 1/1/21
955,000       Idaho Student Loan Series 1992-B, 6.00% due 4/1/00       NR/NR            975,867
705,000       Idaho Student Loan Revenue, 5.875% due 4/1/99            NR/NR            710,605
Illinois      (8.10%)
1,930,000     Bedford Park Tax Increment Revenue Refunding Series      NR/BBB-          2,349,389
              1993, 8.00% due 12/1/10
300,000       Central Lake County Joint Action Water Agency Series     Aaa/AAA          229,338
              1991, 0% due 5/1/05 (Insured: MBIA)
2,845,000     Chicago O'Hare International Airport Special Facility    Aaa/AAA          3,005,942
              Revenue Refunding International Terminal, 5.50% due
              1/1/10 (Insured: AMBAC) (when issued)
6,795,000     Chicago O'Hare International Airport Special Revenue     Aaa/AAA          7,066,528
              Refunding International Terminal, 5.50% due 1/1/13
              (Insured : AMBAC) (when issued)
2,285,000     Chicago Tax Increment Allocation Lincoln Belmont A,      NR/A             2,339,703
              5.30% due 1/1/14
4,000,000     Cook County Community Collection Dist 508, 7.70% due     Aaa/AAA          4,913,160
              12/1/05 (Insured: MBIA)
655,000       Du Page County Illinois School District Capital          Aaa/NR           394,192
              Appreciation, 0% due 2/1/10
500,000       Illinois Development Financing Authority, 7.125% due     NR/AA-           556,815
              3/15/07 (Children's Home & Aid Society Project; LOC:
              American National Bank of Chicago)
2,400,000     Illinois Development Financing Authority Debt            NR/A             2,754,240
              Restructuring Revenue Series 1994, 7.25% due 11/15/09
              (East St. Louis Project)
320,000       Illinois Educational Facilities Authority Revenue,       A1/NR            354,150
              7.125% due 7/1/11
1,500,000     Illinois Educational Facilities Authority Revenues       NR/A             1,558,710
              Midwestern University B Aca Cbi, 5.50% due 5/15/18
1,000,000     Illinois Health Facilities Authority Revenue Series      Baa2/BBB         1,074,460
              1992, 7.00% due 7/1/02 (Trinity Medical Center Project)
103,000       Illinois Health Facilities Authority Revenue Series A,   Aaa/AAA          124,696
              7.60% due 8/15/10 (Insured: FSA)
693,000       Illinois Health Facilities Authority Revenue, 7.60%      Aaa/AAA          749,507
              due 8/15/10 (Insured: FSA)
500,000       Illinois Health Facilities Authority Revenue Refunding   Baa1/A-          548,915
              Series 1992, 7.00% due 1/1/07 (Mercy Hospital Project)
1,525,000     Illinois State University Auxiliary Facilities System    Aaa/AAA          1,360,407
              Revenue Series 1992, 0% due 10/1/01 (Insured: MBIA)
1,000,000     Lake County Community Consolidated School District 73,   Aaa/NR           1,297,330
              9.00% due 1/1/06 (Insured: FSA)
710,000       McHenry County School District Woodstock General         Aaa/AAA          824,906
              Obligation, 6.80% due 1/1/06 (Insured: FSA)
270,000       Rock Island Residential Mortgage Revenue, 7.70% due      Aa/NR            289,721
              9/1/08
800,000       Sangamon County Property Tax Lease Receipts, 7.45% due   Aa/NR            971,216
              11/15/06
1,000,000     Southwestern Illinois Development Authority Medical      Baa3/BBB         1,088,320
              Facilities Series A, 7.00% due 8/15/12
750,000       Springfield Illinois Electric Revenue, 6.50% due 3/1/08  Aa/A             884,948
100,000       Will & Kendall Counties Community School District 202    Aaa/AAA          104,468
              General Obligation, 5.45% due 1/1/05 (Insured: AMBAC)
Indiana       (4.90%)
540,000       Brownsburg Indiana Multi School Building Corp First      NR/A             723,584
              Mortgage Bonds, 9.90% due 7/1/05 (ETM)
395,000       Carmel Indiana Economic Development Revenue Refunding    Aa/NR            422,851
              FHA Loan Cool Creek, 5.875% due 9/1/05
665,000       Danville Community Elementary School Building            NR/NR            736,428
              Corporation, 6.75% due 1/15/04
1,355,000     Delaware County Economic Development Income Tax Lease    Aaa/NR           1,443,793
              Rental Refunding Series 1998, 5.25% due 12/1/09
              (Insured: MBIA)
1,265,000     Fort Wayne Airport First Mortgage, 5.25% due 7/15/11     Aa3/NR           1,300,736
1,500,000     Fort Wayne International Airport First Mortgage,         Aaa/NR           1,518,495
              5.125% due 1/15/15 (Insured: MBIA)
1,000,000     Gary Building Corporation - Lake County First Mortgage   NR/NR            1,141,100
              Series 1994-B, 8.25% due 7/1/10 (Sears Building
              Project)
255,000       Hamilton Heights Refunding Revenue, 6.60% due 1/1/08     NR/A             283,073
2,600,000     Hamilton Southeastern North Delaware School Building,    Aaa/AAA          2,986,256
              6.25% due 7/15/06
700,000       Indiana Bond Bank Special Program Series 1991-F, 7.00%   NR/A+            757,351
              due 8/1/07
885,000       Indiana Public School Building Corp First Mortgage,      NR/AA            996,510
              6.00% due 1/5/07
910,000       Indiana Public School Building Corp First Mortgage,      NR/AA            1,030,420
              6.00% due 7/5/07
740,000       Indianapolis Local Public Improvement Bond Bank, 0%      Aa/AA-           462,456
              due 7/1/09
1,195,000     Lake Central Multi District School Building Mortgage     NR/AAA           1,320,308
              Revenue Series 1992-B, 6.25% due 1/15/04
1,880,000     Noblesville High School Building Corp First Mortgage     Aaa/AAA          2,095,448
              Bonds, 5.75% due 1/5/07 (Insured: AMBAC)
645,000       North Lawrence Multi School Building Corp Revenue,       NR/A             700,457
              6.30% due 7/1/03
1,000,000     Penn High School Building Corporation Series 1992,       NR/A             1,083,650
              6.00% due 6/15/03
1,375,000     Seymour Indiana Community High School Refunding First    Aaa/AAA          1,512,142
              Mortgage, 5.50% due 7/5/09
730,000       Warrick County Multi Family Housing Revenue, 5.00% due   NR/NR            737,052
              10/1/29 put 10/1/00 (Village Community Partners
              Project)
Iowa          (0.70%)
185,000       Council Bluffs General Obligation Capital Loan Notes     NR/NR            192,729
              Series B, 5.35% due 6/1/04
2,750,000     Iowa State Department General Services Certificate of    Aaa/AAA          3,038,640
              Participation Series 1992, 6.50% due 7/1/06 (Insured:
              AMBAC)
Kentucky      (2.80%)
1,000,000     Erlanger Kentucky Improvement Assessment, 7.375% due     NR/NR            1,028,520
              8/1/10 (Public Improvement 1993 Project; LOC: PNC Bank
              of Ohio)
2,160,000     Fulton County Industrial Building Revenue Series 1995,   NR/NR            2,224,800
              7.20% due 2/1/03 (H.I.S. Jeans of Kentucky Project;
              Guarantee: CHIC by H.I.S.)
3,520,000     Fulton County Industrial Building Revenue Series 1995,   NR/NR            3,630,915
              7.60% due 2/1/07 (H.I.S. Jeans of Kentucky Project;
              Guarantee: CHIC by H.I.S.)
1,665,000     Hickman Industrial Building Revenue, 6.95% due 8/1/09    NR/NR            1,706,625
              (H.I.S. Jeans of Kentucky Project)
750,000       Kentucky State Turnpike Authority Recovery Revenue,      Aaa/AAA          751,433
              6.00% due 7/1/09 (Insured: MBIA)
605,000       Mt. Sterling League of Cities Funding Trust Lease        Aa/NR            643,182
              Series A, 5.625% due 3/1/03 (Investment Agreement w/
              Transamerica Life; Guaranteed: Health Management
              Assoc.)
100,000       Muhlenberg County Kentucky Industrial Development        NR/A             105,456
              Harsco Corporation Project, 7.00% due 9/1/01
1,120,000     Paintsville First Mortgage Revenue Refunding Series      NR/NR            1,243,715
              1991, 8.65% due 9/1/05 (Paul B. Hall Medical Center
              Project)
935,000       Wilmore Kentucky Housing Facilities Revenue United       NR/NR            947,005
              Methodist Retirement Community, 5.55% due 7/1/13
Louisiana     (4.40%)
470,000       Calcasieu Parish Industrial Development Board            Baa2/BBB         472,543
              Pollution Control Revenue, 7.80% due 12/1/05 (Cities
              Service Corporation Project)
30,094        East Baton Rouge Mortgage Financing Authority Purchase   Aaa/AAA          31,600
              Revenue, 8.25% due 2/25/11 (GNMA Collateralized)
1,250,000     Jefferson Parish Drainage Improvement Refunding, 6.15%   NR/AAA           1,411,800
              due 9/1/05 (Insured: FGIC)
1,575,000     Louisiana Public Facilities Authority Hospital           Aaa/AAA          1,676,099
              Refunding Louisiana Health Systems Corporation
              Project, 5.25% due 10/1/11
250,000       Louisiana Public Facilities Authority MFHR, 5.95% due    NR/AA-           262,640
              6/15/19 (Carlyle Apts. Project; LOC: United Bank of
              Switzerland)
7,500,000     Louisiana Public Facilities Authority Revenue            NR/NR            8,261,925
              Refinancing, 8.00% due 10/1/09 (Schwegman Westside
              Expressway Project) (a)
4,315,000     New Orleans Louisiana Refunding Certificates             Aaa/AAA          4,551,160
              Indebtedness Series B, 5.10% due 12/1/10
1,000,000     New Orleans Louisiana Refunding Certificates             Aaa/AAA          1,028,430
              Indebtedness Series B, 5.00% due 12/1/12
1,285,000     Terrebonne Parish Louisiana Hospital Service             Aaa/AAA          1,333,457
              Refunding, 5.30% due 4/1/15 (Terrebonne General Med
              Center Project)
Maine         (0.80%)
2,935,000     Maine Finance Authority MFHR Series 1998, 5.25% due      A3/NR            2,962,941
              9/1/18 put 9/1/99 (Back Bay Tower Project; LOC: Sakura
              Bank)
85,000        Maine Municipal BD Bank Series A, 7.65% due 11/1/07      NR/A             87,434
430,000       Maine Student Loan Revenue Refunding, 6.90% due 11/1/03  A/NR             455,391
Maryland      (0.40%)
935,000       Ann Arundel County Multi Family Housing Revenue, 7.45%   NR/BBB+          994,382
              due 12/1/24 put 12/1/03 (Twin Coves Apartment Project;
              Hud Section 8)
500,000       Maryland St. CDA Department Housing & Community          Aa2/NR           534,195
              Development Single Family Program First Series, 5.60%
              due 4/1/05
Massachusetts (3.10%)
250,000       Boston General Obligation Series A, 7.60% due 2/1/04     NR/A+            258,528
              pre-refunded 2/1/99
1,685,000     Brockton General Obligation, 5.10% due 4/1/11            Aaa/AAA          1,774,575
1,000,000     Fall River General Obligation, 5.25% due 6/1/10          Aaa/AAA          1,069,750
              (Insured: MBIA)
345,000       Haverhill General Obligation Municipal Purpose Loan      Baa3/BBB         388,318
              Series 1991, 7.50% due 10/15/11
425,000       Holyoke General Obligation School Project Loan Act of    Baa2/NR          473,505
              1948, 7.35% due 8/1/02 pre-refunded 8/1/01
1,000,000     Holyoke General Obligation School Project Loan Act of    Baa2/NR          1,123,000
              1948, 7.65% due 8/1/09
2,730,000     Massachusetts Housing Finance Authority Insured Rental   Aaa/AAA          2,889,569
              Housing Series 1994-A, 6.20% due 1/1/06 (Insured:
              AMBAC)
1,350,000     Massachusetts Industrial Financing Agency Revenue,       Aaa/AAA          1,495,057
              5.50% due 7/1/07 (Suffolk University Project)
1,905,000     Massachusetts Industrial Financing Agency Revenue        Aaa/AAA          1,905,000
              Series A, 6.125% due 12/1/11 (Insured: MBIA)
1,000,000     Massachusetts Industrial Financing Authority Revenue     Baa1/BBB         1,054,300
              Refunding Series 1993-A, 6.15% due 7/1/02
              (Massachusetts Refusetech Project)
100,000       Massachusetts State Health & Education Facilities        A1/A             102,573
              Authority Series B, 6.875% due 7/1/99 (Charlton
              Hospital Project)
500,000       Massachusetts State Health & Education Facilities        Baa3/NR          524,705
              Authority Revenue, 6.25% due 7/1/04
500,000       Massachusetts State Health & Education Facilities        Aaa/BBB          560,970
              Authority Revenue, 6.625% due 11/15/22
Michigan      (5.20%)
455,000       Auburn Hills Economic Limited Obligation Revenue         NR/NR            487,378
              Refunding and Improvement, 6.15% due 12/1/05 (Foamade
              Industries Project; LOC: Michigan National Bank)
500,000       Detroit Unlimited Tax General Obligation, 8.00% due      Baa2/AAA         560,450
              4/1/11 pre-refunded 4/1/01 @ 102
1,000,000     Flint Michigan Hospital Building Authority Revenue,      NR/A             1,015,160
              5.375% due 7/1/18 (Hurley Med Center Project)
2,450,000     Flint Refunding Tax Increment General Obligation Fin     Baa3/BBB+        2,580,364
              Auth, 6.125% due 6/1/06
1,785,000     Kalamazoo Michigan Hospital Finance Authority Revenue    Aaa/NR           1,921,660
              Refunding Bronson Methodist, 5.50% due 5/15/12
1,000,000     Kent Hospital Finance Authority Michigan Hospital,       Aaa/AAA          1,252,610
              7.25% due 1/15/13
965,000       Kent Hospital Finance Authority Revenue Refunding        Aaa/AAA          1,049,341
              Series 1992, 6.20% due 11/1/02 (Pinerest Christian
              Hospital Project; Insured: FGIC)
2,350,000     Michigan Higher Education Facilities Authority           NR/A+            2,417,515
              Refunding Limited Obligation Thomas M Cooley, 5.35%
              due 5/1/15
700,000       Michigan Public Power Agency Series 1997-A, 5.50% due    Aaa/AAA          753,032
              1/1/04 (Campbell Project; Insured: AMBAC)
1,000,000     Michigan State Housing Development Authority Rental      NR/A+            1,050,370
              Revenue, 3.60% due 4/1/04 (Insured: AMBAC)
500,000       Michigan State Housing Redevelopment Authority Ltd.      Aaa/AAA          542,165
              Obligation, 6.50% due 9/15/07 (Greenwood Villa
              Project; Insured: FSA)
1,100,000     Michigan State Strategic Fund Refunding Series B,        Aa3/NR           1,123,100
              5.125% due 9/1/13 (Hope Network Project)
1,215,000     Michigan Strategic Fund Limited Obligation Refunding     NR/NR            1,326,148
              Revenue Series 1992, 6.25% due 8/15/04 (Environmental
              Research Institute Project)
2,000,000     Pontiac Federal Building Authority Refunding, 6.00%      Aaa/AAA          2,255,680
              due 4/1/06 (Insured: FSA)
895,000       Pontiac Stadium Building Authority Revenue, 6.60% due    Baa3/NR          914,690
              3/1/00
1,530,000     Southfield Economic Development Corporation Refunding    NR/NR            1,644,643
              Revenue N.W. 12 Limited Partneship, 7.25% due 12/1/10
1,025,000     Wayne County Building Authority Limited Tax General      Baa2/BBB+        1,173,287
              Obligation Sinking Fund Series 1992-A, 7.80% due
              3/1/05 pre-refunded 3/1/02 @ 102
225,000       Wayne County Downriver System Sewage Disposal Series     Baa/BBB-         246,411
              A, 7.00% due 11/1/13
Minnesota     (0.40%)
695,000       Minneapolis Special School Distirict Certificate of      A1/A             708,921
              Participation, 5.40% due 2/1/01
870,000       Monticello Pollution Control Revenue Northern States     A1/AA            874,724
              Power Co., 5.375% due 2/1/03
Mississipi    (1.50%)
3,300,000     Adams County Hospital Revenue Series 1991, 7.90% due     Aaa/NR           3,744,543
              10/1/08 (Jefferson Davis Memorial Hospital Project)
1,500,000     Mississippi Higher Educational Authority Series C,       A/NR             1,634,730
              7.50% due 9/1/09
200,000       Mississippi Hospital Equipment and Facilities Revenue    Aaa/AAA          211,126
              Series A, 7.25% due 5/1/00 (Baptist Medical Center
              Project; Insured: MBIA) (ETM)
1,000,000     Mississippi Hospital Equipment Revenue, 6.40% due        Baa3/AAA         1,091,310
              1/1/07 (Rush Foundation Project; Guaranteed: Connie
              Lee)
Missouri      (1.20%)
200,000       Missouri State Economic Development Export and           NR/AA            207,836
              Infrastructure Board MFHR Series 1991-A, 7.25% due
              9/15/02 (Quality Hill Project; Insured: Asset Guaranty)
650,000       Missouri State Health and Education Facilities           NR/NR            558,785
              Authority, 0% due 7/1/02 (Missouri Baptist Medical
              Center Project) (ETM)
800,000       Missouri State Health and Educational Facilities,        Aaa/AAA          863,456
              7.00% due 6/1/15 (SSM Health Care Project)
545,000       Missouri State Health and Educational Facility           NR/A             566,844
              Revenue, 5.40% due 10/1/14 (Southwest Baptist
              University Project)
2,365,000     St. Louis Board of Education General Obligation, 8.50%   Aaa/AAA          2,899,774
              due 4/1/04 (Insured: FGIC)
Montana       (0.20%)
875,000       Montana Higher Education Student Assistance Corp         A/NR             961,266
              Series 1992-B, 7.05% due 6/1/04
Nebraska      (0.70%)
2,070,000     Douglas County Industrial Development Revenue Series     NR/NR            2,185,071
              1994, 6.40% due 9/1/14 mandatory put 9/1/04 (Aksarben
              Foods Project; LOC: Norwest Bank)
700,000       Nebraska Investment Finance Authority, 6.65% due         Aaa/AAA          729,722
              3/1/00 (Insured: MBIA)
Nevada        (0.10%)
370,000       Clark County Certificate of  Participation, 5.75% due    A/NR             372,886
              3/17/01 (University Medical Center Project)
New Hampshire (0.20%)
1,000,000     New Hampshire Higher Educational Health, 5.25% due       NR/A             1,004,290
              10/1/18 (Franklin Pierce College Project; Insured: ACA)
New Jersey    (0.70%)
280,000       Cape May County Municipal Utilities Authority, 6.60%     A1/A+            307,076
              due 8/1/03
460,000       Jersey County Sewer Authority, 9.00% due 1/1/06          Aaa/AAA          466,656
              (Insured: FGIC)
300,000       New Jersey EDA Refunding Revenue Series 1991, 6.875%     A2/NR            300,000
              due 10/1/14 put 10/1/98 (Fairway Corporation II
              Project; Guaranty: Provident Mutual Life)
365,000       New Jersey EDA Refunding Revenue, 7.50% due 12/1/19      A3/A             387,809
              (Spectrum for Living Development Project; LOC:
              Midlantic National Bank)
350,000       New Jersey Health Care, 7.20% due 7/1/01 (Columbus       Ba2/BB-          366,832
              Hospital Project)
500,000       New Jersey Health Care - Kennedy Health Systems          Aaa/AAA          563,165
              Obligation Group B  , 5.75% due 7/1/08 (Insured: MBIA)
485,000       New Jersey Higher Education Student Loan Revenue         A/NR             518,072
              Series 1991-A, 7.00% due 7/1/05
New Mexico    (0.40%)
500,000       New Mexico State Hospital Loan Council, 5.50% due        A3/A-            520,325
              6/1/01
590,000       Sandia Pueblo General Obligation, 5.40% due 12/1/03      NR/AA            619,223
              (LOC: Norwest Bank)
600,000       Sandia Pueblo General Obligation, 5.60% due 12/1/05      NR/AA            630,612
              (LOC: Norwest Bank)
New York      (4.40%)
300,000       Allegheny County IDA Civic Facilities, 7.10% due         Baa1/NR          324,633
              9/1/01 (Alfred University Project)
550,000       Battery Park City Authority Revenue, 7.35% due 5/1/01    Aaa/AAA          573,766
              pre-refunded 5/1/99 @ 102
1,935,000     New York City General Obligation, 6.00% due 8/1/08       Aaa/AAA          2,184,963
              (Insured: FGIC)
1,000,000     New York City General Obligation, 6.25% due 8/1/08       A3/A-            1,139,960
450,000       New York City General Obligation Refunding, 8.25% due    Aaa/A-           472,973
              11/1/99 (ETM)
1,000,000     New York City General Obligation Refunding, 7.50% due    A3/A-            1,080,420
              2/1/01
250,000       New York Housing Finance Agency SVC Contract             Baa1/BBB+        278,695
              Obligation Rev. Series A, 6.375% due 9/15/15
200,000       New York Local Government Assistance Corporation         NR/BBB+          219,180
              Series 1992, 6.875% due 3/15/06
1,500,000     New York Local Government Assistance Corporation         Aaa/A+           1,683,345
              Series 1992, 6.875% due 4/1/06
1,825,000     New York State Dormitory Authority Revenue, 5.50% due    Aaa/AAA          1,977,606
              7/1/05 (Vassar Brothers Hospital Project; Insured: FSA)
450,000       New York State Dormitory Authority Revenue, 4.90% due    Aa3/NR           470,565
              7/1/08 (St. Vincent DePaul Residence Project; LOC:
              Allied Irish Bank)
500,000       New York State Dormitory Authority Revenue Series B,     A3/AAA           567,670
              6.25% due 5/15/14  pre-refunded 5/15/04 @ 102
2,000,000     New York State Dormitory Authority Revenue Refunding,    Baa1/BBB+        2,076,140
              5.20% due 2/15/13 (North General Hospital Project)
100,000       New York State Dormitory Authority Revenues, 5.25% due   Aaa/AAA          108,398
              7/1/10 (Sloan Kettering Cancer Center)
1,000,000     New York State Dormitory Authority Revenues, 5.50% due   Baa1/AA          1,095,220
              7/1/10 (Good Samaritan Hospital; Insured: Asset
              Guaranty)
1,400,000     New York State Dormitory Authority Revenues FHA          Aaa/AAA          1,543,528
              Hospital New York Presbyterian, 5.50% due 8/1/10
100,000       New York State Dormitory Authority Revenues, 5.25% due   Aaa/AAA          107,942
              7/1/12 (Sloan Kettering Cancer Center)
1,130,000     New York State Dormitory Authority Revenues, 5.00% due   NR/AA            1,138,916
              7/1/14 (St. Thomas Aquinas College Project)
1,000,000     Oneida County New York Industrial Development Agency     Aaa/AAA          1,043,310
              Series A, 5.20% due 2/1/13 (Civic Facility Mohawk
              Valley Project; Insured: FSA)
600,000       Oneida County New York Industrial Development Agency     A1/NR            602,046
              Re Refunding Civic Facility Presbyterian, 5.00% due
              3/1/14
100,000       Onondaga County Industrial Development Civic             NR/A+            111,821
              Facilities Revenue, 7.90% due 1/1/17 (LOC: Fleet Trust
              Company)
25,000        Valley Health Development Corporation Mortgage Revenue   NR/AAA           26,666
              Series 1990-A, 7.85% due 2/1/02 (Insured: FHA)
North Carolina(0.20%)
650,000       Craven County Industrial Facilities Pollution Control    NR/NR            674,525
              Financing Authority Solid Waste Revenue, 7.875% due
              6/1/05 (Weyerhaeuser Company Project)
North Dakota  (1.10%)
560,000       Bismarck Hospital Revenue Refunding and Improvement,     Aaa/AAA          582,226
              7.00% due 5/1/03 (Medical Center One Inc. Project;
              Insured: BIG)
3,720,000     Burleigh County Nd Health Care Refunding Medcenter One   Aaa/AAA          3,822,189
              Incorporated, 5.25% due 5/1/12  (when issued)
365,000       Grand Forks Health Care System Revenue Bonds Series      Aaa/AAA          415,498
              1997, 6.25% due 8/15/06 (Altra Health Systems
              Obligated Group Project; Insured: MBIA)
Ohio          (3.90%)
700,000       Bellefontaine Hospital Facility Revenue and Refunding    NR/BBB           750,176
              Series 1993, 6.00% due 12/1/02 (Mary Rutan
              Health-Logan County Project)
250,000       Bowling Green State University General Receipts Series   A2/A             270,812
              1991, 6.70% due 6/1/07
1,000,000     Butler County Transportation Improvement, 6.00% due      Aaa/AAA          1,154,170
              4/1/10 (Insured: FSA)
1,980,000     Cleveland Certificate of Participation, 7.10% due        Baa2/BBB         2,079,713
              7/1/02 (Motor Vehicle & Community Equipment Project)
1,000,000     Cleveland Parking Facilities Improvement Revenue         NR/NR            1,169,240
              Series 1992, 8.00% due 9/15/12
1,500,000     Cuyahoga County Mortgage Revenue Bonds Series 1997-E,    NR/NR            1,548,690
              5.40% due 1/1/18 put 1/1/03 (Pelton Retirement
              Community Project; LOC: First National Bank of Ohio)
900,000       Cuyahoga County Ohio Mortgage Revenue Series C, 5.25%    Aaa/NR           916,011
              due 9/20/13 (Statler Arms Project)
1,185,000     Cuyahoga County Ohio Mortgage Revenue Series C, 5.35%    Aaa/NR           1,205,963
              due 9/20/18  (Statler Arms Project)
1,100,000     Franklin County Health Care Revenue Series 1995-A,       Aa2/NR           1,206,007
              6.00% due 11/1/10 (Heinzerling Foundation Project;
              LOC: BancOne - Columbus)
500,000       Franklin County Hospital, 5.80% due 12/1/05 (Doctors     A3/NR            543,885
              Project)
1,445,000     Franklin County Hospital Revenue Refunding, 5.125% due   Aa2/NR           1,476,862
              6/1/12 (Worthington Christian Village Project)
900,000       Hamiliton County Hospital Facilities Refunding Revenue   Aa2/NR           976,527
              Series 1992, 6.80% due 1/1/08 (Episcopal Retirement
              Homes, Inc. Project; LOC: Fifth/Third Bank)
300,000       Hamilton County Health Care Refunding and Improvement,   NR/A             297,960
              5.125% due 10/1/18 (Twin Towers Project)
700,000       Hamilton County Hospital Facilities Refunding Revenue    Aa2/NR           757,806
              Series 1992, 6.55% due 1/1/03 (Episcopal Retirement
              Homes, Inc. Project; LOC: Fifth/Third Bank)
90,000        Harrison County Ohio Industrial Development Revenue,     NR/NR            90,442
              6.625% due 12/1/98 (Dravo Equipment Company Project)
1,035,000     Medina Ohio City School District Refunding, 0% due       Aaa/NR           574,518
              12/1/11 (Insured: FGIC)
660,000       Ohio Economic Development Rev. Series 1995-2, 5.60%      NR/A-            694,980
              due 6/1/02 (Wirt Metal Products Project)
854,456       Ohio Industrial Development Revenue Series 92, 8.125%    NR/NR            247,792
              due 12/1/06 (Swifton Commons Project)
760,000       Reynoldsburg Health Care Facilities Revenue Bonds        Aaa/NR           833,720
              Series 1997, 5.70% due 10/20/12
Oklahoma      (1.30%)
1,020,000     Oklahoma City Municipal Impt Authority, 0% due 7/1/08    Aaa/AAA          648,384
              (Insured: AMBAC)
180,000       Oklahoma City Municipal Water Sewer Series C, 0% due     Aaa/AAA          120,891
              7/1/07
840,000       Oklahoma City Municipal Water Sewer Series C, 0% due     Aaa/AAA          450,257
              7/1/11
1,435,000     Oklahoma City Municipal Water Sewer Series C, 0% due     Aaa/AAA          698,544
              7/1/13
105,000       Pryor Creek EDA Mortgage Revenue Refunding Series        NR/AAA           109,711
              1991-A, 6.625% due 7/1/01 (FNMA Guaranteed)
785,000       Pushmataha County Town of Antlers Hospital Authority     NR/NR            872,881
              Revenue Series 1991, 8.75% due 6/1/06
1,485,000     Tulsa Oklahoma Industrial Development Authority          Aa3/AA           1,634,094
              Hospital Revenue, 6.10% due 2/15/09 (Medical Center
              Project)
500,000       Tulsa Public Facilities Authority Solid Waste Revenue,   Aaa/AAA          547,815
              5.65% due 11/1/06 (Ogden Martin Project; Insured:
              AMBAC)
500,000       Woodward Municipal Hospital Authority Revenue Series     NR/NR            570,890
              1994, 8.25% due 11/1/09
Oregon        (1.80%)
1,025,000     Albany Hospital Facility Authority Gross Revenue and     NR/NR            1,104,673
              Refunding Series 1994, 7.00% due 10/1/05 (Mennonite
              Home Project)
2,755,000     Clackamas County Or Hospital Facility Refunding Odd      NR/NR            2,794,287
              Fellows Home Series A, 5.70% due 9/15/13
400,000       Oregon Economic Development Department Revenue Series    Aa2/NR           402,144
              CLII, 6.70% due 12/1/98 (Smokecraft Project; LOC:
              Seafirst Bank)
1,200,000     Oregon Economic Development Department Revenue Series    Aa2/NR           1,302,924
              CLII, 7.00% due 12/1/02 (Smokecraft Project; LOC:
              Seafirst Bank)
1,070,000     Oregon Economic Development Department Revenue Series    Aa2/NR           1,230,821
              CLII, 7.70% due 12/1/14 (Smokecraft Project; LOC:
              Seafirst Bank)
1,000,000     Port of Portland Industrial Revenue Series 85, 7.25%     NR/NR            1,082,260
              due 10/1/09 (Ash Grove Cement Project)
Pennsylvania  (4.30%)
500,000       Allegheny County Hospital Development, 7.00% due 8/1/15  NR/B             470,000
2,050,000     Allegheny County Hospital Revenue, 6.00% due 4/1/06      Aaa/AAA          2,309,243
              (University of Pittsburgh Hospital; Insured: MBIA)
1,880,000     Beaver County Hospital Revenue, 6.60% due 7/1/04         Aaa/AAA          2,099,208
              (Insured: AMBAC)
1,570,000     Beaver County Industrial Development Authority Health    NR/AA-           671,144
              Revenue, 0% due 2/1/10 (Guaranteed: FHA)
455,000       Chartiers Valley School District Capital Appreciation    Aaa/AAA          320,120
              Refunding Series 2, 0% due 3/1/07 (ETM)
70,000        Hampden Industrial Development Authority, 4.50% due      B1/NR            69,989
              11/15/98 (Partnership Holdings LLC Project)
2,800,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/04     Aaa/AAA          3,027,724
              crossover refunded 6/1/01 @ 101 (Insured: FSA)
800,000       Harrisburg Authority Lease Revenue Series 1991, 6.625%   Aaa/AAA          867,592
              due 6/1/06 crossover refunded 6/1/01 @ 101 (Insured:
              Capital Guaranty)
2,000,000     Lehigh County General Purpose Authority Revenue, 7.80%   NR/NR            2,153,060
              due 3/15/20 put 3/15/02 (Muhlenburg Care Project; LOC:
              United Jersey Bank)
750,000       Lehigh County General Purpose Rev, 5.10% due 11/15/03    Aaa/AAA          789,982
              (St. Luke's Hospital, Bethlehem Project; Insured:
              AMBAC)
785,000       Lehigh County General Purpose Shephard Rehab Hosp,       Aaa/AAA          888,604
              6.00% due 11/15/07
420,661       Lehigh County Industrial Development Authority           Ba3/NR           421,334
              Revenue, 7.45% due 8/1/01 (Kresge Company Project)
800,000       McKeesport Area School District Series B, 0% due         NR/A             625,184
              10/1/04
400,000       Northeastern Pennsylvania Hospital & Education           Aaa/AAA          448,076
              Authority Series A, 6.30% due 1/1/05 (Insured: AMBAC)
500,000       Philadelphia Pennsylvania Regional Port Authority,       Aaa/AAA          537,865
              5.90% due 9/1/06
975,000       Philadelphia Water & Sewer Revenue 10th Series, 7.35%    Aaa/AAA          1,105,455
              due 9/1/04 (ETM)
750,000       Pine Richland School District, 0% due 9/1/03 (Insured:   Aaa/AAA          610,267
              AMBAC)
1,000,000     Scranton Lackawanna Health & Welfare Authority, 7.125%   NR/NR            1,094,760
              due 1/15/13
Rhode Island  (1.00%)
595,000       Pawtucket Public Building Authority Water System         Aaa/NR           664,097
              Revenue, 7.45% due 7/1/05
680,000       Providence Public Building Authority Revenue, 7.10%      Baa2/NR          759,499
              due 12/1/03 (Veazie Street School and Modular
              Classroom Project)
355,000       Rhode Island Health & Educational Building Corporation   NR/AAA           392,538
              Series 1991, 7.10% due 11/1/02 (South County Hospital
              Project)
1,500,000     Rhode Island Housing & Mortgage Finance Rental Housing   NR/A             1,531,290
              Program Series A, 5.05% due 10/1/01
720,000       West Warwick General Obligation, 5.90% due 1/1/05        Aaa/AAA          771,840
              (Insured: MBIA)
South Carolina(0.40%)
950,000       Florence County Certificate of Participation Series,     Aaa/AAA          1,041,780
              6.00% due 3/1/08
540,000       Liberty Sewer Revenue, 8.25% due 8/1/07                  NR/NR            552,339
South Dakota  (0.80%)
1,000,000     South Dakota Housing Development Authority Home          Aa1/AAA          1,029,580
              Ownership Mortgage Series 1993-A, 5.20% due 5/1/02
500,000       South Dakota Student Loan Series 1991-A, 7.60% due       NR/A+            559,680
              8/1/04
1,860,000     South Dakota Student Loan Revenue, 7.625% due 8/1/06     Aaa/AAA          1,959,640
              (Insured: MBIA)
Tennessee     (0.50%)
900,000       Carroll County Industrial Development Board Refunding    NR/NR            940,113
              Revenue Series 1995, 7.20% due 4/1/05 (Henry I Siegel
              Company Project; Guarantee: CHIC by H.I.S.)
395,000       Carroll County Industrial Development Resource, 7.00%    NR/NR            402,402
              due 4/1/01 (Henry I Siegel Company Project; Guarantee:
              CHIC by H.I.S.)
185,000       Copperhill Industrial Development Board, 7.80% due       Baa2/BBB         185,859
              12/1/00 (City Services Company Project)
2,000,000     Met Govt Nashville & Davidson County H & E Facs Brd      Aaa/NR           620,500
              Revenue, 0% due 6/1/21
Texas         (5.20%)
3,295,000     Brazos Higher Education Authority Refunding Revenue      Aa/NR            3,443,407
              Series C-1, 6.20% due 11/1/00
485,000       Brazos Higher Education Authority Refunding Revenue      A/NR             518,145
              Series B-1, 6.50% due 6/1/04
245,000       Brazos Texas Higher Education Authority Student Loan     Aaa/NR           256,162
              Revenue Series A-2, 5.85% due 6/1/01
1,130,000     Carroll Texas Independent School District Capital        Aaa/AAA          631,195
              Appreciation Refunding, 0% due 2/15/11
135,000       Chimney Hill Municipal Utility District Waterworks and   NR/NR            145,203
              Sewer System Unlimited Tax and Rev Refunding Series
              1991, 7.75% due 10/1/11
865,000       Chimney Hill Municipal Utility District Waterworks and   NR/NR            933,508
              Sewer System Unlimited Tax and Rev Refunding Series
              1991, 7.75% due 10/1/11
750,000       Clay Road Municipal Utility District Unlimited Tax and   NR/NR            802,687
              Revenue Series 1991, 7.625% due 9/1/11
1,000,000     Conroe Independent School District Refunding Series      Aaa/AAA          739,330
              1992, 0% due 2/1/05 (PSF Guaranteed)
1,000,000     Conroe Independent School District Refunding Series      Aaa/AAA          733,540
              1992, 0% due 2/1/05 (PSF Guaranteed)
460,000       El Paso Multi Family Housing Revenue Series A, 6.00%     A1/NR            476,698
              due 12/1/01
590,000       El Paso Multi Family Housing Revenue Series A, 6.15%     A1/NR            617,706
              due 12/1/02
3,750,000     El Paso Texas Independent School District Capital        Aaa/AAA          2,132,775
              Appreciation Refunding, 0% due 8/15/10
2,500,000     El Paso Texas Independent School District Capital        Aaa/AAA          1,332,200
              Appreciation Refunding, 0% due 8/15/11
410,000       Harris County Flood Control District, 0% due 10/1/06     Aa2/AA           245,980
570,000       Harris County Municipal Utility District 118 Unlimited   Aaa/AAA          419,087
              Tax and Revenue Refunding Series 1992, 0% due 3/1/04
              (Insured: MBIA)
525,000       Harris County Municipal Utility District 118 Unlimited   Aaa/AAA          360,166
              Tax and Revenue Refunding Series 1992, 0% due 3/1/05
              (Insured: MBIA)
880,000       Houston Water Conveyance System Contract Certificate     Aaa/AAA          1,030,014
              of Participation Series F, 7.20% due 12/15/04
              (Insured: AMBAC)
465,000       Hunt Memorial Hospital District, 0% due 2/15/01          A/A              415,268
2,000,000     Leander Independent School District Unlimited Tax        Aaa/NR           1,550,140
              School Building & Refunding Series 1992, 0% due
              8/15/05 (PSF Guaranteed)
800,000       Mesquite General Obligation, 0% due 2/15/02              Aa3/A+           703,152
800,000       Midland County Hospital District Revenue Series 1991,    NR/A-            515,672
              0% due 6/1/07
500,000       North Texas Higher Education Authority Series D, 6.30%   A/NR             533,715
              due 4/1/10
600,000       North Texas Higher Education Authority Student Loan      A/NR             640,962
              Revenue, 6.30% due 4/1/09
420,000       San Antonio General Obligation, 5.00% due 8/1/00         Aa2/AA           430,391
715,000       Tarrant County Health Facilities, 6.00% due 9/1/04       Aaa/AAA          793,657
              (Harris Methodist Health Systems Project; Insured:
              AMBAC)
1,100,000     Texas Water Resource Financing Authority Revenue,        Aaa/AAA          1,129,535
              7.30% due 2/15/04 (Insured: AMBAC)
775,000       Waller Texas Consolidated Independent School District,   Aaa/AAA          945,996
              7.25% due 2/15/10
Utah          (1.30%)
2,000,000     Intermountain Power Agency Revenue, 0% due 7/1/00 (ETM)  Aaa/AAA          1,875,520
2,500,000     Salt Lake County Housing Authority MFHR Refunding        Aa2/NR           2,682,375
              Series 1993, 5.40% due 12/15/18 put 12/15/03
              (Summertree Project; LOC: First Security Bank)
995,000       Utah State Housing Finance Agency Single Family          Aa2/AA           1,048,232
              Mortgage D 2 Class I, 5.85% due 7/1/15
Virginia      (2.30%)
500,000       Arlinton County Virginia Industrial Development          NR/A             533,165
              Housing Mortgage Senior Lien Arlinton Housing, 6.30%
              due 7/1/16
2,000,000     Hampton Redevelopment Housing Authority Multi Family     Baa2/NR          2,172,660
              Housing Refunding Series 1994, 7.00% due 7/1/24 put
              7/1/04 (Chase Hampton Apartments Project)
100,000       Peninsula Ports Authority Hospital Revenue, 8.00% due    NR/BBB+          103,348
              8/1/99 (Mary Immaculate Hospital Project)
2,000,000     Suffolk Redevelopment Housing Authority MFHR, 7.00%      Baa2/NR          2,229,500
              due 7/1/24 put 7/1/04 (Chase Heritage @ Dulles Project)
665,000       Virginia Beach General Obligation, 5.90% due 7/15/08     Aa2/AA           726,832
1,000,000     Virginia Housing Dev. Auth. Commonwealth Mortgage        Aa1/AA+          1,067,930
              Series 1992-C, 6.75% due 7/1/11
1,000,000     Virginia Public School Authority, 6.80% due 1/15/05      Aaa/AAA          1,025,040
              pre-refunded 1/15/99 (School Funding Project)
1,030,000     Virginia State Housing Development Authority Series      Aa1/AA+          1,058,551
              C-7, 5.40% due 1/1/01
1,000,000     Virginia State Housing Development Authority Series      Aa1/AA+          1,076,310
              H-1, 6.60% due 7/1/08
Washington    (2.00%)
1,000,000     Bremerton Water & Sewer Improvement Revenue Series B,    Aaa/AAA          1,097,830
              6.00% due 9/1/03 (Insured: FGIC)
1,100,000     Clark County Industrial Revenue Solid Waste Transfer     A1/NR            1,206,997
              Stations Series 1991, 7.50% due 12/15/06 (Columbia
              Resource Company Project; LOC: U.S. Bank of Oregon)
505,000       Grant County Public Utility District 002 Wanapum Hydro   Aaa/AAA          547,183
              Electric Revenue Series C, 6.00% due 1/1/03 (Insured:
              AMBAC)
415,000       Grant County Public Utility District 002 Wanapum Hydro   Aaa/AAA          466,219
              Electric Revenue Series C, 6.00% due 1/1/06 (Insured:
              AMBAC)
1,500,000     Pilchuck Development Public Corporation IDRB Series      A1/NR            1,588,245
              1993, 6.25% due 8/1/10 (Little Neck Properties
              Project; LOC: U.S. Bancorp)
790,000       Port of Grays Harbor Revenue Refunding, 6.05% due        A/BBB+           851,889
              12/1/02
400,000       Washington Health Care Facilities Authority Revenue,     NR/A+            437,384
              7.875% due 12/1/09 (LOC: Allied Irish Banks)
400,000       Washington Public Power Supply System Series 1991-A,     Aa/AA            438,964
              6.75% due 7/1/05 (Project: 1)
960,000       Washington Public Power Supply System, 0% due 7/1/10     Aa1/AA-          561,878
              (Project: 3)
870,000       Washington State General Obligation Series A, 6.60%      Aa1/AA+          946,621
              due 2/1/02
500,000       Washington State Public Power Supply 2, 5.70% due        Aaa/AAA          555,245
              7/1/08 (Nuclear Project; Insured: MBIA)
West Virginia (1.30%)
3,100,000     West Virginia Parkway Economic Development Tourism       Aaa/AAA          3,331,105
              Authority Series 1993, 5.65% due 5/15/02 (Insured:
              FGIC) (Inverse Floater)
2,000,000     West Virginia Statewide Commission Lottery Revenue       Aaa/AAA          2,178,340
              Series 1997-A, 5.50% due 7/1/05 (Insured: MBIA)
Wisconsin     (0.80%)
315,000       Bass Lake PCRB, 6.50% due 4/1/05 (Johnson Timber Corp.   NR/NR            344,021
              Project; SBA Guaranty)
1,000,000     Wisconsin Health and Education, 7.75% due 11/1/15        NR/NR            1,129,310
              (Hess Memorial Hospital Project)
1,200,000     Wisconsin Health and Educational Facilities Franciscan   NR/A-            1,231,584
              Sisters Christian A, 5.50% due 2/15/18
835,000       Wisconsin Health and Educational Facilities Aut United   Aaa/AAA          896,005
              Health Group Incorporated, 5.25% due 12/15/09
U. S. Virgin  (0.70%)
Islands
2,760,000     U.S. Virgin Islands Water & Power Authority Series A,    NR/NR            3,036,193
              7.40% due 7/1/11

              TOTAL INVESTMENTS  (100%) (Cost $405,866,481)**                      $ 432,027,326

* Indicates
rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the highest grades by Moody's or S&P.
** The cost for federal income tax purpose is the same.
+ Credit ratings are unaudited.

See notes to financial statements.



Independent Auditor's Report
Thornburg Intermediate Municipal Fund


To the Board of Trustees and Shareholders
Thornburg Intermediate Municipal Fund
Santa Fe, New Mexico

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Intermediate Municipal Fund, series of Thornburg Investment Trust as of September 30, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund as of September 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

New York, New York
October 23, 1998

Investment Manager
Thornburg Management Company, Inc.
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg Intermediate
 Municipal Fund

Annual Report   September 30, 1998